Average Annual Total Returns - Ashmore Emerging Markets Corporate Income Fund	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions 10-Year	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) 10-Year	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	7.67%	9.62%	5.71%	Dec. 08, 2010	5.11%	6.52%	2.65%	Dec. 08, 2010	4.38%	6.02%	2.96%	Dec. 08, 2010	7.13%	7.11%	5.78%	7.48%	9.35%	5.08%	May 12, 2011	6.59%	8.51%	4.29%	May 12, 2011	7.13%	7.11%	5.63%